Disposal Group Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Carrying Amounts of Assets and Liabilities Included in Disposal Group

The carrying amounts of assets and liabilities included in the disposal group are as follows:

	December 31,
	2014	2013
Cash and cash equivalents	$-	$21,837
Accounts receivable	-	2,397
Due from related parties	-	20
Inventories	-	39,227
Prepaid expenses	-	11,506

Current assets held for sale	$-	$74,987

Long-term investments (including significantly influenced investees)	$41,465	$29,867
Property, plant and equipment	-	310,366
Other assets	-	2,794

Non-current assets held for sale	$41,465	$343,027

Accounts payable and accrued liabilities	-	29,593
Payable to related parties	-	1,396
Deferred revenue	-	997
Interest payable	-	2,301

Current liabilities held for sale	$-	$34,287

Convertible credit facility	$-	$97,096
Deferred income taxes	-	4,547
Asset retirement obligations	-	2,521

Non-current liabilities held for sale	$-	$104,164

SouthGobi Resources Ltd. [Member]
Schedule of Net Loss Reported in Discontinued Operations

The net loss reported in discontinued operations for all periods presented is as follows:

	Year Ended December 31,
	2014	2013
Revenue	$23,366	$58,636
Cost of sales	(68,246)	(129,018)
Write down of carrying value of property, plant and equipment	(125,277)	(73,564)
Other income and expenses	(28,324)	(87,766)

Loss before income taxes	$(198,481)	$(231,712)
Recovery of (provision for) income taxes	7,074	(58,652)

Loss from discontinued operations	$(191,407)	$(290,364)

Loss before income taxes attributable to Turquoise Hill Resources Ltd.	$(107,021)	$(129,759)

Inova Resources Limited [Member]
Schedule of Net Loss Reported in Discontinued Operations

The net loss reported in discontinued operations for all periods presented is as follows:

	Year Ended December 31,
	2014	2013
Revenue	$-	$130,871
Cost of sales	-	(151,167)
Write down of carrying value of property, plant and equipment	-	(26,699)
Other income and expenses	-	(38,948)

Loss before income taxes	$-	$(85,943)
Gain on sale of discontinued operations	-	5,340
(Provision for) recovery of income taxes	-	-

Loss from discontinued operations	$-	$(80,603)

Loss before income taxes attributable to Turquoise Hill Resources Ltd.	$-	$(48,988)